Long-Term Payables - Schedule of Long-Term Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Long-Term Payables [Abstract]
Contingent cash consideration for acquisition of Healthquest Pharma	¥ 29,344	$ 4,020	¥ 37,458
Portion classified as current liabilities (note 25)	29,344	4,020	19,159
Non-current portion			¥ 18,299